Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
Cash and cash equivalents

6	Cash and cash equivalents

	2023	2022

Cash and bank deposits	11,746	57,509
Cash equivalents	541,284	1,035,573
	553,030	1,093,082

Cash equivalents correspond mainly to financial investments in Bank Certificates of Deposit (“CDB”) with highly rated financial institutions and investments funds managed by highly rated financial institutions.

As of December 31, 2023, the average interest on these investments is equivalent to 100.8% of the CDI rate (December 31, 2022: 99.21%). These funds are available for immediate use and have an insignificant risk of changes in value. Cash equivalents denominated in U.S. dollars totaled R$23,173 as of December 31, 2023 (December 31, 2022: R$24,447).